Sector Weightings
Cambria Shareholder Yield ETF
Financials	26.44%
Consumer Discretionary	23.25%
Materials	13.62%
Industrials	11.63%
Information Technology	7.37%
Energy	6.21%
Health Care	4.63%
Consumer Staples	3.86%
Communication Services	1.88%
Utilities	1.11%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Shareholder Yield ETF

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (99.30%)
Communication Services (1.87%)
Fox Corp., Class B	95,893	$3,565,302
Lumen Technologies, Inc.	341,012	4,214,908
		7,780,210
Consumer Discretionary (23.09%)
Abercrombie & Fitch Co., Class A(a)	92,532	3,608,748
Advance Auto Parts, Inc.	22,610	5,234,441
AutoNation, Inc.(a)	42,959	4,682,531
Bed Bath & Beyond, Inc.(a)(b)	155,496	2,525,255
Big 5 Sporting Goods Corp.(b)	137,148	2,700,444
Big Lots, Inc.(b)	71,687	3,004,402
Brunswick Corp.	38,969	3,537,996
Citi Trends, Inc.(a)(b)	56,525	2,753,898
Dillard's, Inc., Class A(b)	39,501	10,022,194
Foot Locker, Inc.	59,185	2,644,386
Haverty Furniture Cos., Inc.(b)	109,725	3,239,082
Hibbett, Inc.	45,804	2,823,817
LKQ Corp.	71,412	3,919,805
Macy's, Inc.	172,767	4,422,835
Penske Automotive Group, Inc.	49,343	5,014,729
PulteGroup, Inc.	83,923	4,421,903
Smith & Wesson Brands, Inc.	245,651	4,195,719
Sturm Ruger & Co., Inc.	53,466	3,594,519
Tapestry, Inc.	101,878	3,866,270
Toll Brothers, Inc.	112,385	6,627,343
Tri Pointe Homes, Inc.(a)	174,230	4,148,416
Whirlpool Corp.	23,408	4,920,128

	Shares	Value
Consumer Discretionary (continued)
Zumiez, Inc.(a)(b)	93,100	$4,184,845
		96,093,706
Consumer Staples (3.83%)
Nu Skin Enterprises, Inc., Class A	87,514	4,217,300
Sprouts Farmers Market, Inc.(a)	155,211	4,212,426
Tyson Foods, Inc., Class A	46,683	4,243,018
Walgreens Boots Alliance, Inc.	65,436	3,256,095
		15,928,839
Energy (6.17%)
Chevron Corp.	32,319	4,244,454
CVR Energy, Inc.	193,249	3,774,153
Helmerich & Payne, Inc.	140,847	4,042,309
HollyFrontier Corp.(a)	108,794	3,825,197
Oasis Petroleum, Inc.	38,544	5,220,014
Valero Energy Corp.(b)	54,929	4,557,459
		25,663,586
Financials (26.25%)
Aflac, Inc.	64,904	4,077,269
Allstate Corp.	30,058	3,627,099
Ally Financial, Inc.	74,746	3,566,879
Ameriprise Financial, Inc.	16,093	4,897,261
Assured Guaranty, Ltd.	79,933	4,259,630
Cathay General Bancorp	97,888	4,420,622
Citizens Financial Group, Inc.	73,815	3,799,258
Comerica, Inc.	56,259	5,219,710
Discover Financial Services	33,383	3,864,082
Federated Hermes, Inc.	116,774	3,866,387
Hilltop Holdings, Inc.	118,769	3,922,940
Hope Bancorp, Inc.	264,936	4,437,678
Investors Bancorp, Inc.	272,517	4,447,478
JPMorgan Chase & Co.	21,280	3,162,208
Lincoln National Corp.	55,860	3,909,083
MetLife, Inc.	55,594	3,728,134
PacWest Bancorp	103,208	4,791,947
PNC Financial Services Group, Inc.	18,620	3,835,534
SLM Corp.	211,470	3,878,360
Sterling Bancorp	174,230	4,580,507
SVB Financial Group(a)	6,968	4,068,615
Synchrony Financial	82,327	3,506,307
Unum Group	120,232	3,051,488
US Bancorp	62,643	3,645,196
Voya Financial, Inc.	53,865	3,660,665
Webster Financial Corp.	72,219	4,102,761
Zions Bancorp NA	72,884	4,942,993
		109,270,091

	Shares	Value
Health Care (4.60%)
Biogen, Inc.(a)	14,497	$3,276,322
Innoviva, Inc.(a)	260,813	4,180,832
McKesson Corp.	17,822	4,575,264
Quest Diagnostics, Inc.	24,024	3,243,720
Universal Health Services, Inc., Class B	29,659	3,857,450
		19,133,588
Industrials (11.55%)
Acuity Brands, Inc.	25,935	4,967,331
Boise Cascade Co.	62,244	4,370,774
Cummins, Inc.	14,763	3,260,851
ManpowerGroup, Inc.	33,383	3,500,875
Matson, Inc.	51,870	5,065,624
MSC Industrial Direct Co., Inc., Class A	37,506	3,061,990
nVent Electric PLC	121,163	4,191,028
Quanta Services, Inc.	46,683	4,795,278
Ryder System, Inc.	45,672	3,342,734
Schneider National, Inc., Class B	164,255	4,204,928
Snap-on, Inc.	16,359	3,406,762
Veritiv Corp.(a)	41,844	3,894,839
		48,063,014
Information Technology (7.32%)
Apple, Inc.	43,624	7,624,603
Arrow Electronics, Inc.(a)	31,255	3,875,620
HP, Inc.	128,478	4,718,997
Intel Corp.	75,411	3,681,565
Juniper Networks, Inc.	133,399	4,644,953
Western Union Co.	134,064	2,535,150
Xerox Holdings Corp.	160,531	3,388,810
		30,469,698
Materials (13.52%)
Cabot Corp.	76,741	4,219,988
DuPont de Nemours, Inc.	55,594	4,258,500
Huntsman Corp.	125,286	4,488,997
International Paper Co.	64,505	3,112,366
Louisiana-Pacific Corp.	94,829	6,300,439
LyondellBasell Industries NV, Class A	37,905	3,666,551
Mosaic Co.	119,567	4,776,702
Nucor Corp.	53,200	5,394,480
Reliance Steel & Aluminum Co.	23,541	3,598,948
Resolute Forest Products, Inc.	402,591	5,483,289
Schweitzer-Mauduit International, Inc.	106,703	3,229,900
Steel Dynamics, Inc.	80,864	4,489,569

	Shares	Value
Materials (continued)
Worthington Industries, Inc.	60,382	$3,271,497
		56,291,226
Utilities (1.10%)
UGI Corp.	100,681	4,565,883

Total Common Stocks
(Cost $402,355,953)		413,259,841

	Shares	Value
Short-Term Investment (3.10%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	12,885,124	$12,885,124

Total Short-Term Investment
(Cost $12,885,124)		12,885,124

Total Investments (102.40%)
(Cost $415,241,077)		$426,144,965

Liabilities Less Other Assets (-2.40%)		(9,976,830)

Net Assets (100.00%)		$416,168,135
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $12,911,944.
(c)	Rate shown is the 7-day effective yield as of January 31, 2022.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $12,885,124.

Investment Abbreviations:
PLC - Public Limited Company

As of January 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Financials	22.22%
Materials	18.81%
Industrials	15.38%
Energy	8.49%
Communication Services	8.49%
Information Technology	8.45%
Consumer Staples	7.93%
Consumer Discretionary	6.83%
Real Estate	1.52%
Health Care	0.94%
Utilities	0.94%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Foreign Shareholder Yield ETF

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (98.20%)
Australia (9.66%)
AGL Energy, Ltd.	95,380	$478,812
BHP Group, Ltd.(a)	18,544	607,718
Challenger, Ltd.(a)	111,910	452,599
CSR, Ltd.	120,764	477,308
Downer EDI, Ltd.	109,668	419,495
Fortescue Metals Group, Ltd.	45,068	633,163
GrainCorp, Ltd., Class A	89,338	459,851
Mineral Resources, Ltd.	13,984	547,859
Super Retail Group, Ltd.	59,698	490,895
Worley, Ltd.	53,314	435,384
		5,003,084
Belgium (1.03%)
Ageas SA	11,112	531,681

Canada (9.60%)
Canadian Natural Resources, Ltd.	15,200	773,183
Celestica, Inc.(c)	49,400	615,193
Corus Entertainment, Inc., Class B	110,200	436,067
Great-West Lifeco, Inc.	13,311	415,828
Home Capital Group, Inc.(c)	19,000	538,394
Imperial Oil, Ltd.	15,200	621,919
Labrador Iron Ore Royalty Corp.(a)	22,204	683,858
Mullen Group, Ltd.	49,400	456,245

	Shares	Value
Canada (continued)
Suncor Energy, Inc.	15,200	$434,303
		4,974,990
Denmark (1.37%)
Scandinavian Tobacco Group A/S, Class A(d)	32,870	706,732

Finland (0.03%)
Sampo Oyj(c)	279	13,745

France (7.74%)
AXA SA	18,810	590,745
Carrefour SA	27,664	525,856
Cie de Saint-Gobain	7,410	496,570
Coface SA	35,568	467,117
Metropole Television SA	22,420	434,738
Nexity SA	9,994	415,649
Rexel SA	25,916	571,531
Vivendi SE	38,874	506,604
		4,008,810
Germany (2.79%)
DWS Group GmbH & Co. KGaA(d)	10,222	408,365
Evonik Industries AG	14,174	458,443
Freenet AG	21,432	580,031
		1,446,839
Great Britain (12.96%)
abrdn PLC	129,580	419,821
Aviva PLC	96,406	562,968
Berkeley Group Holdings PLC	6,501	367,039
BP PLC	111,682	574,970
British American Tobacco PLC	14,098	599,812
Direct Line Insurance Group PLC	112,550	461,522
Legal & General Group PLC	115,452	446,250
Man Group PLC	261,288	676,457
Persimmon PLC	12,350	397,632
Quilter PLC(d)	215,118	395,779
Rio Tinto PLC	10,342	721,179
Tate & Lyle PLC	49,742	472,567
WPP PLC	39,976	619,089
		6,715,085
Hong Kong (9.10%)
China Resources Cement Holdings, Ltd.	551,000	473,474
Kingboard Holdings, Ltd.	95,000	457,513
Kingboard Laminates Holdings, Ltd.	296,400	504,071
Lee & Man Paper Manufacturing, Ltd.	570,000	388,916

	Shares	Value
Hong Kong (continued)
New World Development Co., Ltd.	87,400	$355,337
Orient Overseas International, Ltd.	19,000	467,869
PC Partner Group, Ltd.	532,000	786,020
Shougang Fushan Resources Group, Ltd.	2,812,000	858,345
VTech Holdings, Ltd.	53,200	419,962
		4,711,507
Italy (3.72%)
Anima Holding SpA(d)	95,038	476,194
Eni SpA	36,024	538,587
Unipol Gruppo SpA	87,856	489,164
UnipolSai Assicurazioni SpA	145,806	422,944
		1,926,889
Japan (25.02%)
Aozora Bank, Ltd.	19,000	424,974
Asahi Holdings, Inc.	26,600	511,289
Dai Nippon Printing Co., Ltd.	19,000	453,537
Dai-ichi Life Holdings, Inc.	26,600	594,386
H.U. Group Holdings, Inc.	19,000	480,118
Hakuto Co., Ltd.	22,800	500,261
Hosiden Corp.	45,600	451,720
Idemitsu Kosan Co., Ltd.	19,000	483,750
Isuzu Motors, Ltd.	38,000	460,306
Japan Tobacco, Inc.	19,000	378,745
Kewpie Corp.	22,800	467,768
Marubeni Corp.	57,000	584,215
Meiwa Corp.(a)	64,600	610,186
Mitsui & Co., Ltd.	22,800	565,344
Mixi, Inc.	22,800	418,832
Nippon Carbon Co., Ltd.	11,400	394,265
Nippon Electric Glass Co., Ltd.	22,800	564,453
Nippon Yusen KK	11,400	881,648
Nitto Denko Corp.	7,600	584,463
Oyo Corp.	26,600	486,557
Press Kogyo Co., Ltd.	144,400	478,071
Sumitomo Osaka Cement Co., Ltd.	15,200	463,608
Sumitomo Rubber Industries, Ltd.	38,000	392,284
Sumitomo Warehouse Co., Ltd.	30,400	542,065
Tama Home Co., Ltd.	19,000	384,028
Ube Industries, Ltd.	22,800	407,143
		12,964,016
Luxembourg (1.87%)
ArcelorMittal SA	17,176	506,431
RTL Group SA	8,208	461,061
		967,492

	Shares	Value
Netherlands (5.00%)
ASR Nederland NV	11,757	$544,051
Boskalis Westminster	15,846	446,833
Flow Traders(d)	11,780	457,373
Koninklijke Ahold Delhaize NV	13,262	428,424
NN Group NV	12,844	715,415
		2,592,096
New Zealand (0.85%)
Fletcher Building, Ltd.	104,234	442,379

Norway (1.66%)
Telenor ASA	27,059	446,166
Yara International ASA	8,094	413,710
		859,876
Spain (0.88%)
Repsol SA	36,100	455,934

Sweden (1.77%)
Betsson AB	91,352	506,490
Telia Co. AB	104,999	412,238
		918,728
Switzerland (3.15%)
Ferrexpo PLC	104,082	338,471
Holcim, Ltd.(c)	9,310	499,835
Zurich Insurance Group AG	1,672	795,177
		1,633,483

Total Common Stocks
(Cost $49,787,547)		50,873,366

	Shares	Value
Short-Term Investment (2.66%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(b)(e)	1,376,697	$1,376,697

Total Short-Term Investment
(Cost $1,376,697)		1,376,697

Total Investments (100.86%)
(Cost $51,164,244)		$52,250,063

Liabilities Less Other Assets (-0.86%)		(443,136)

Net Assets (100.00%)		$51,806,927
Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $1,663,035.
(b)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $1,376,697.
(c)	Non-income producing security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the fair value of securities restricted under Rule 144A in the aggregate was $2,444,443, representing 4.72% of net assets.
(e)	Rate shown is the 7-day effective yield as of January 31, 2022.

Investment Abbreviations:

GmbH - German Company with limited liability

KGaA - German Master Limited Partnership

Oyj - Finnish public stock company

PLC - Public Limited Company

SpA - Italian Public Limited Company

As of January 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Value ETF
Financials	28.48%
Utilities	16.01%
Materials	15.56%
Energy	8.90%
Other	8.88%
Consumer Staples	7.71%
Industrials	6.18%
Communication Services	2.82%
Real Estate	2.76%
Consumer Discretionary	2.70%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Value ETF

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (89.71%)
Austria (9.49%)
BAWAG Group AG(a)	34,238	$2,038,617
Erste Group Bank AG	21,594	1,000,226
Erste Group Bank AG(b)	27,378	1,271,596
IMMOFINANZ AG	50,668	1,310,360
Raiffeisen Bank International AG	53,848	1,499,072
UNIQA Insurance Group AG	128,684	1,184,022
Voestalpine AG	43,036	1,422,414
Wienerberger AG	53,636	1,927,020
		11,653,327
Chile (6.39%)
Banco de Credito e Inversiones SA	29,058	1,052,466
CAP SA	211,576	2,375,433
Cencosud SA	864,006	1,591,461
Cia Cervecerias Unidas SA	141,192	1,171,714
Colbun SA	8,090,132	668,852
Empresa Nacional de Telecomunicaciones SA	207,336	859,148
Latam Airlines Group SA(b)	342,910	128,068
		7,847,142
Czech Republic (10.35%)
CEZ AS	126,988	4,707,906
Komercni Banka AS	63,176	2,794,262
Moneta Money Bank AS(a)	777,404	3,354,097
Philip Morris CR AS	2,438	1,857,237
		12,713,502

	Shares	Value
Great Britain (6.98%)
Aviva PLC	182,002	$1,062,810
Barratt Developments PLC	95,506	785,576
Direct Line Insurance Group PLC	244,648	1,003,203
J Sainsbury PLC	291,924	1,141,313
Kingfisher PLC	206,170	918,067
Legal & General Group PLC	268,392	1,037,400
M&G PLC	339,518	984,467
Persimmon PLC	23,320	750,832
Phoenix Group Holdings PLC	99,216	880,941
		8,564,609
Greece (8.04%)
FF Group(b)(c)	25,407	0
Hellenic Petroleum Holdings SA	132,182	978,609
Hellenic Telecommunications Organization SA	90,100	1,747,603
JUMBO SA	51,157	758,631
Karelia Tobacco Co. Inc SA	4,523	1,412,612
Motor Oil Hellas Corinth Refineries SA	97,944	1,564,692
Mytilineos SA	87,768	1,496,785
Public Power Corp. SA(b)	197,054	1,908,288
		9,867,220
Poland (11.00%)
Alior Bank SA(b)	202,036	2,776,494
Bank Polska Kasa Opieki SA	38,054	1,263,571
Eurocash SA	137,906	348,081
Grupa Lotos SA(b)	61,511	822,408
Jastrzebska Spolka Weglowa SA(b)(d)	223,766	2,168,706
KGHM Polska Miedz SA	40,810	1,395,585
PGE Polska Grupa Energetyczna SA(b)	447,002	837,975
Polski Koncern Naftowy ORLEN SA	42,506	739,552
Powszechna Kasa Oszczednosci Bank Polski SA(b)	110,134	1,285,740
Santander Bank Polska SA	10,918	936,688
Tauron Polska Energia SA(b)	1,590,449	936,945
		13,511,745
Portugal (6.95%)
Altri SGPS SA	75,684	481,676
Corticeira Amorim SGPS SA	137,423	1,574,748
Energias de Portugal SA	368,032	1,876,710
Galp Energia SGPS SA	109,074	1,198,182
Greenvolt-Energias Renovaveis SA(b)	994	6,711
Jeronimo Martins SGPS SA	37,842	908,086
Mota-Engil SGPS SA(b)(d)	276,024	390,103
Navigator Co. SA	295,422	1,109,177
NOS SGPS SA	195,358	769,036

	Shares	Value
Portugal (continued)
REN - Redes Energeticas Nacionais SGPS SA	78,692	$224,109
		8,538,538
Russia (8.61%)
Alrosa PJSC	1,287,264	1,878,758
Gazprom Neft PJSC	341,320	2,209,044
Gazprom PJSC	380,222	1,628,741
Rosneft Oil Co. PJSC	201,824	1,495,786
Sberbank of Russia PJSC	293,141	1,003,131
Severstal PAO	84,588	1,642,650
Unipro PJSC	22,853,176	713,148
		10,571,258
Singapore (7.05%)
CapitaLand Integrated Commercial Trust	63,942	91,822
CapitaLand Investment, Ltd.(b)	413,400	1,055,724
City Developments, Ltd.	159,000	829,749
ComfortDelGro Corp., Ltd.	572,400	576,235
Golden Agri-Resources, Ltd.	4,397,568	797,516
Jardine Cycle & Carriage, Ltd.	42,400	636,808
Oversea-Chinese Banking Corp., Ltd.	127,200	1,174,125
SATS, Ltd.(b)	286,200	828,337
Sembcorp Industries, Ltd.	477,000	805,034
Sembcorp Marine, Ltd.(b)	2,342,548	142,188
Singapore Airlines, Ltd.(b)	148,400	549,243
United Overseas Bank, Ltd.	53,000	1,175,380
		8,662,161
Spain (7.96%)
Acciona SA	6,802	1,179,109
Banco Bilbao Vizcaya Argentaria SA	109,970	696,053
Banco Santander SA	152,754	531,049
CaixaBank SA	219,781	702,711
Enagas SA	36,066	777,948
Endesa SA	42,624	950,291
Ferrovial SA	24,601	679,062
Iberdrola SA(d)	162,534	1,855,194
Mapfre SA	337,129	727,760
Naturgy Energy Group SA(d)	52,926	1,672,593
		9,771,770
Turkey (6.89%)
Akbank TAS	1,060,954	640,384
Eregli Demir ve Celik Fabrikalari TAS	688,576	1,410,210
Haci Omer Sabanci Holding AS	728,008	830,198
KOC Holding AS	382,660	932,501
Petkim Petrokimya Holding AS(b)	1,879,600	1,216,355
Turkiye Halk Bankasi AS(b)	1,138,440	419,642

	Shares	Value
Turkey (continued)
Turkiye Is Bankasi AS, Class C	1,140,136	$714,711
Turkiye Sise ve Cam Fabrikalari AS	991,100	1,026,796
Turkiye Vakiflar Bankasi TAO, Class D(b)	1,215,078	347,550
Yapi ve Kredi Bankasi AS	3,025,982	926,860
		8,465,207

Total Common Stocks
(Cost $108,385,525)		110,166,479

	Shares	Value
Exchange Traded Funds (7.61%)
Colombia (7.61%)
Equity ETF (7.61%)
iShares® MSCI Colombia ETF(d)	853,400	9,345,583

Total Exchange Traded Funds
(Cost $6,945,355)		9,345,583

	Shares	Value
Short-Term Investment (1.53%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(e)(f)	1,877,635	$1,877,635

Total Short-Term Investment
(Cost $1,877,635)		1,877,635

Total Investments (98.85%)
(Cost $117,208,515)		$121,389,697

Other Assets Less Liabilities (1.15%)		1,412,558

Net Assets (100.00%)		$122,802,255
Percentages based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the fair value of securities restricted under Rule 144A in the aggregate was $5,392,714, representing 4.39% of net assets.
(b)	Non-income producing security.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $3,442,264.
(e)	Rate shown is the 7-day effective yield as of January 31, 2022.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $1,877,635.

Investment Abbreviations:

ETF- Exchange Traded Fund

PJSC - Private Joint Stock Company

PLC - Public Limited Company

MSCI - Morgan Stanley Capital International

Transactions with affiliated companies for the nine months ended January 31, 2022 are as follows:

Security Name	Value at April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income
iShares MSCI Colombia ETF	$8,347,450	$349,491	$(409,262)	$966,298	$91,606	$9,345,583	853,400	$93,172
	$8,347,450	$349,491	$(409,262)	$966,298	$91,606	$9,345,583	853,400	$93,172

Cambria Global Value ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(1)	Total
Common Stocks
Austria	$11,653,327	–	$–	11,653,327
Chile	7,847,142	–	–	7,847,142
Czech Republic	12,713,502	–	–	12,713,502
Great Britain	8,564,609	–	–	8,564,609
Greece	9,867,220	–	–	9,867,220
Poland	13,511,745	–	–	13,511,745
Portugal	8,538,538	–	–	8,538,538
Russia	10,571,258	–	–	10,571,258
Singapore	8,662,161	–	–	8,662,161
Spain	9,771,770	–	–	9,771,770
Turkey	8,465,207	–	–	8,465,207
Exchange Traded Funds
Colombia	9,345,583	–	–	9,345,583
Short-Term Investment	1,877,635	–	–	1,877,635
Total	$121,389,697	$–	$–	$121,389,697

For the period ended January 31, 2022 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

(1)	Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Momentum ETF

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Value
Exchange Traded Funds (98.00%)
Global (22.73%)
Commodity ETF (16.23%)
Invesco DB Base Metals Fund(a)	206,759	$4,728,578
Invesco DB Energy Fund(a)	272,445	5,307,229
		10,035,807
Equity ETF (6.50%)
Cambria Global Real Estate ETF(b)	131,692	4,021,782

International (6.29%)
Equity ETF (6.29%)
Cambria Foreign Shareholder Yield ETF(b)	140,941	3,889,929

North America (28.28%)
Commodity ETF (8.16%)
iShares® Global Energy ETF(b)	157,358	5,041,750

Equity ETF (20.12%)
iShares® Global Financials ETF	53,997	4,391,036
iShares® Residential and Multisector Real Estate ETF	44,936	4,171,409
Invesco DB Agriculture Fund(a)	192,208	3,880,680
		12,443,125
United States (40.70%)
Commodity ETF (4.80%)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(b)	196,021	2,971,678

Equity ETF (35.90%)
Cambria Shareholder Yield ETF(b)	161,228	10,096,097

	Shares	Value
Equity ETF (continued)
Cambria Value and Momentum ETF(b)	310,429	$7,652,075
Vanguard® Small-Cap Value ETF(b)	26,035	4,450,944
		22,199,116

Total Exchange Traded Funds
(Cost $53,219,123)		60,603,187

	Shares	Value
Short-Term Investment (13.92%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	8,606,982	$8,606,982

Total Short-Term Investment
(Cost $8,606,982)		8,606,982

Total Investments (111.92%)
(Cost $61,826,105)		$69,210,169

Liabilities Less Other Assets (-11.92%)		(7,370,268)

Net Assets (100.00%)		$61,839,901
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $8,508,418.
(c)	Rate shown is the 7-day effective yield as of January 31, 2022.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $8,606,982.

Investment Abbreviations:

ETF - Exchange Traded Fund

Transactions with affiliated companies for the nine months ended January 31, 2022 are as follows:

Security Name	Value at April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income
Cambria Emerging Shareholder Yield ETF	$ 5,783,508	$ 125,240	$ (4,998,740)	$ (1,616,366)	$ 958,843	$ –	–	$ 256,579
Cambria Foreign Shareholder Yield ETF	4,020,942	94,724	(187,660)	(63,545)	25,468	3,889,929	140,941	166,097
Cambria Global Value ETF	3,553,933	485,650	(3,781,160)	(111,153)	27,263	–	–	77,667
Cambria Global Real Estate ETF	–	4,449,037	(102,333)	(321,292)	(3,631)	4,021,782	131,692	322,890
Cambria Shareholder Yield ETF	10,330,758	252,592	(488,925)	(200,818)	202,491	10,096,097	161,228	212,304
Cambria Value and Momentum ETF	3,875,794	4,039,263	(360,077)	82,024	15,070	7,652,075	310,429	78,308
	$ 27,564,935	$ 9,446,506	$ (8,779,900)	$ (2,231,150)	$ 1,225,504	$ 25,659,883	744,290	$ 1,113,845

As of January 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Asset Allocation ETF

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Value
Exchange Traded Funds (98.28%)
Global (17.33%)
Commodity ETF (2.71%)
Graniteshares Gold Trust(a)(b)	76,692	$1,368,952

Equity ETF (14.41%)
Alpha Architect Value Momentum Trend ETF	34,254	855,322
Cambria Global Real Estate ETF	120,054	3,666,365
Cambria Global Value ETF	118,800	2,763,288
		7,284,975
Fixed Income ETF (0.21%)
Cambria Global Tail Risk Bond ETF(a)	5,072	108,186

International (32.59%)
Equity ETF (16.77%)
Alpha Architect International Quantitative Momentum ETF(b)	35,079	1,046,207
Cambria Emerging Shareholder Yield ETF(b)	141,669	5,083,084
Cambria Foreign Shareholder Yield ETF	85,173	2,350,749
		8,480,040
Fixed Income ETF (15.82%)
SPDR® FTSE International Government Inflation-Protected Bond ETF	25,311	1,352,873
VanEck Emerging Markets High Yield Bond ETF(b)	77,550	1,692,141
VanEck International High Yield Bond ETF	38,709	903,855
VanEck J. P. Morgan EM Local Currency Bond ETF	67,584	1,939,661

	Shares	Value
Fixed Income ETF (continued)
Vanguard® Total International Bond ETF	38,808	$2,111,155
		7,999,685
United States (48.36%)
Commodity ETF (6.56%)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(b)	218,691	3,315,356

Equity ETF (18.87%)
Alpha Architect US Quantitative Momentum ETF(b)	42,207	1,981,446
Cambria Shareholder Yield ETF	81,939	5,131,020
Cambria Value and Momentum ETF	98,439	2,426,521
		9,538,987
Fixed Income ETF (22.93%)
iShares® Short Treasury Bond ETF	8,283	913,863
Schwab US TIPS Bond ETF	24,717	1,523,309
Vanguard® Intermediate-Term Corporate Bond ETF	15,939	1,441,842
Vanguard® Intermediate-Term Government Bond ETF(b)	27,489	1,798,330
Vanguard® Long-Term Treasury Bond ETF(b)	19,371	1,668,037
Vanguard® Short-Term Corporate Bond ETF(b)	11,682	937,948
Vanguard® Total Bond Market ETF	39,897	3,311,451
		11,594,780

Total Exchange Traded Funds
(Cost $45,808,328)		49,690,961

	Shares	Value
Short-Term Investment (14.32%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	7,242,919	$7,242,919

Total Short-Term Investment
(Cost $7,242,919)		7,242,919

Total Investments (112.60%)
(Cost $53,051,247)		$56,933,880

Liabilities Less Other Assets (-12.60%)		(6,372,298)

Net Assets (100.00%)		$50,561,582
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $7,099,013.
(c)	Rate shown is the 7-day effective yield as of January 31, 2022.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $7,242,919.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies for the nine months ended January 31, 2022 are as follows:

Security Name	Value at April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at January 31, 2022	Share at January 31, 2022	Dividend Income
Cambria Emerging Shareholder Yield ETF	$ 5,622,843	$ 168,510	$ (152,402)	$ (585,765)	$ 29,898	$ 5,083,084	141,669	$ 361,942
Cambria Foreign Shareholder Yield ETF	2,372,077	73,352	(69,868)	(27,732)	2,920	2,350,749	85,173	101,680
Cambria Global Real Estate ETF	3,801,330	118,104	(115,497)	(162,700)	25,128	3,666,365	120,054	373,044
Cambria Global Value ETF	2,720,057	85,068	(83,304)	37,656	3,811	2,763,288	118,800	80,937
Cambria Shareholder Yield ETF	5,125,284	158,291	(153,549)	(78,448)	79,441	5,131,020	81,939	108,616
Cambria Global Tail Risk ETF	235,634	–	(102,749)	12,265	(36,963)	108,186	5,072	–
Cambria Value and Momentum ETF	2,271,007	72,594	(72,294)	129,709	25,504	2,426,521	98,439	24,969
	$ 22,148,232	$ 675,919	$ 749,663	$ (675,015)	$ 129,739	$ 21,529,213	651,146	$ 1,051,188

As of January 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Value and Momentum ETF
Financials	28.91%
Energy	19.52%
Consumer Discretionary	19.08%
Industrials	13.93%
Materials	11.69%
Consumer Staples	2.23%
Information Technology	1.72%
Communication Services	1.60%
Real Estate	0.86%
Health Care	0.46%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Value and Momentum ETF

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (90.63%)
Communication Services (1.45%)
Entravision Communications Corp., Class A	29,906	$181,230
IDT Corp.(a)	4,085	153,310
		334,540
Consumer Discretionary (17.29%)
AutoNation, Inc.(a)	1,748	190,532
Big 5 Sporting Goods Corp.(b)	15,118	297,674
Buckle, Inc.(b)	5,510	207,396
Century Communities, Inc.	2,793	183,919
Citi Trends, Inc.(a)(b)	2,128	103,676
Dick's Sporting Goods, Inc.(b)	1,311	151,289
Dillard's, Inc., Class A(b)	912	231,393
G-III Apparel Group, Ltd.(a)	5,377	146,093
Green Brick Partners, Inc.(a)	6,315	149,539
Group 1 Automotive, Inc.	1,083	183,904
Hibbett, Inc.	3,402	209,733
Hovnanian Enterprises, Inc., Class A(a)	1,653	160,143
Kohl's Corp.	3,230	192,863
Macy's, Inc.	7,733	197,965
MarineMax, Inc.(a)	3,211	151,110
Movado Group, Inc.	5,434	201,438
Penske Automotive Group, Inc.	1,976	200,821
Shoe Carnival, Inc.	4,750	162,260
Smith & Wesson Brands, Inc.	8,549	146,017

	Shares	Value
Consumer Discretionary (continued)
TravelCenters of America, Inc.(a)	5,529	$252,012
Vista Outdoor, Inc.(a)	7,108	274,227
		3,994,004
Consumer Staples (2.02%)
Sanderson Farms, Inc.	950	174,800
United Natural Foods, Inc.(a)	7,547	292,673
		467,473
Energy (17.69%)
Antero Resources Corp.(a)	14,900	290,997
California Resources Corp.	4,617	196,777
Centennial Resource Development, Inc., Class A(a)	36,917	288,322
Civitas Resources, Inc.	4,769	259,910
CONSOL Energy, Inc.(a)	7,201	156,550
Continental Resources, Inc.(b)	4,522	234,873
EOG Resources, Inc.	2,280	254,174
Green Plains, Inc.(a)	7,353	224,561
Marathon Oil Corp.	14,269	277,817
Matador Resources Co.	6,384	285,812
Oasis Petroleum, Inc.	1,881	254,744
Ovintiv, Inc.	12,592	488,570
Patterson-UTI Energy, Inc.	22,325	222,357
PDC Energy, Inc.	3,876	229,730
SandRidge Energy, Inc.(a)	15,827	182,010
Whiting Petroleum Corp.(a)	3,211	238,417
		4,085,621
Financials (26.20%)
Ally Financial, Inc.	3,496	166,829
American Financial Group, Inc.	1,406	183,174
American National Group, Inc.	931	175,763
Berkshire Hills Bancorp, Inc.	6,422	190,027
Cadence Bank	5,014	156,290
Capital One Financial Corp.	1,121	164,484
CNO Financial Group, Inc.	6,645	165,726
Cowen, Inc.	5,629	178,327
Customers Bancorp, Inc.(a)	5,244	305,725
Donnelley Financial Solutions, Inc.(a)	6,213	231,248
Encore Capital Group, Inc.(a)	3,420	220,590
First American Financial Corp.	2,622	195,365
First Citizens BancShares, Inc., Class A	209	162,828
Great Western Bancorp, Inc.	5,282	163,108
Hanmi Financial Corp.	8,455	227,270
HomeStreet, Inc.	4,104	200,070
Jefferies Financial Group, Inc.	4,864	178,217
LendingClub Corp.(a)	7,486	140,437

	Shares	Value
Financials (continued)
Meta Financial Group, Inc.	4,195	$249,435
Metropolitan Bank Holding Corp.(a)	2,147	214,700
Mr Cooper Group, Inc.(a)	9,977	400,577
PacWest Bancorp	4,256	197,606
Regions Financial Corp.	8,607	197,445
Silvergate Capital Corp., Class A(a)	2,526	272,151
State Auto Financial Corp.	3,534	182,708
Sterling Bancorp	6,935	182,321
Stewart Information Services Corp.	2,527	180,504
SuRo Capital Corp.	9,416	115,628
SVB Financial Group(a)	437	255,164
Synovus Financial Corp.	3,952	196,652
		6,050,369
Health Care (0.42%)
Fulgent Genetics, Inc.(a)	1,501	95,869

Industrials (12.63%)
ArcBest Corp.	3,439	304,145
Atkore, Inc.(a)	1,900	204,782
Atlas Air Worldwide Holdings, Inc.(a)	2,318	186,205
BlueLinx Holdings, Inc.(a)	2,432	174,228
Boise Cascade Co.	3,952	277,509
CoreCivic, Inc.(a)	21,394	216,293
Encore Wire Corp.	1,558	175,571
Manitowoc Co., Inc.(a)	8,398	153,263
MasTec, Inc.(a)	1,862	160,374
Mueller Industries, Inc.	3,572	184,530
MYR Group, Inc.(a)	2,489	234,041
Resideo Technologies, Inc.(a)	7,559	187,312
RR Donnelley & Sons Co.(a)	25,080	276,382
Veritiv Corp.(a)	1,957	182,158
		2,916,793
Information Technology (1.56%)
HP, Inc.	5,681	208,663
Kulicke & Soffa Industries, Inc.	2,755	150,671
		359,334
Materials (10.59%)
AdvanSix, Inc.	6,042	254,308
Alcoa Corp.	6,702	380,070
Alpha Metallurgical Resources, Inc.(a)	3,610	228,260
Intrepid Potash, Inc.(a)	5,187	201,152
Louisiana-Pacific Corp.	3,173	210,814
Nucor Corp.	1,843	186,880
Resolute Forest Products, Inc.	18,126	246,876
Schnitzer Steel Industries, Inc., Class A	4,351	170,298

	Shares	Value
Materials (continued)
Steel Dynamics, Inc.	3,021	$167,726
TimkenSteel Corp.(a)	16,454	230,850
United States Steel Corp.	8,151	168,889
		2,446,123
Real Estate (0.78%)
Jones Lang LaSalle, Inc.(a)	722	181,070

Total Common Stocks
(Cost $17,742,708)		20,931,196

	Shares	Value
Short-Term Investment (2.74%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	632,837	$632,837

Total Short-Term Investment
(Cost $632,837)		632,837

Total Investments (93.37%)
(Cost $18,375,545)		$21,564,033

Other Assets Less Liabilities (6.63%)		1,531,772

Net Assets (100.00%)		$23,095,805
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $637,274.
(c)	Rate shown is the 7-day effective yield as of January 31, 2022.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $632,837.

The open futures contracts held by the Fund as of January 31, 2022 are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Notional Value	Unrealized Depreciation
S&P® 500 Mini Future	64	Mar-2022	$ (14,363,778)	$ (14,413,600)	$ (49,822)

For the period ended January 31, 2022, the monthly average notional value of the short equity futures contracts held was $(10,224,069) and the ending notional value of the futures contacts was $(14,413,600).

As of January 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Tail Risk ETF
Exchange Traded Funds	76.01%
Sovereign Debt	14.57%
Purchased Options	9.42%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Tail Risk ETF

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Value
Exchange Traded Funds (72.48%)
International (27.35%)
Fixed Income ETF (27.35%)
VanEck J. P. Morgan EM Local Currency Bond ETF	24,910	$714,917
Vanguard® Total International Bond ETF(a)	13,635	741,744
		1,456,661
United States (45.13%)
Fixed Income ETF (45.13%)
iShares® 7-10 Year Treasury Bond ETF(a)	10,545	1,187,051
iShares® TIPS Bond ETF(a)	9,610	1,216,049
		2,403,100

Total Exchange Traded Funds
(Cost $3,961,464)		3,859,761

	Currency	Face Amount	Value
Sovereign Debt (13.89%)
Turkey Government Bond, 8.500%, 9/14/2022	TRY	4,641,000	332,390
Colombian TES
7.000%, 5/4/2022	COP	819,000,000	208,765
7.500%, 8/26/2026	COP	812,500,000	198,705
			739,860

Total Sovereign Debt
(Cost $1,534,509)			739,860

	Contracts	Notional Amount	Value
Purchased Options (8.98%)
Put Options
MSCI EAFE Index-MXEA US
Expires 03/17/22, Strike Price $2,150	6	$1,333,470	$18,690
Expires 06/17/22, Strike Price $2,200	9	2,000,205	84,420
Expires 09/16/22, Strike Price $2,150	3	666,735	30,750
Expires 09/16/22, Strike Price $2,200	5	1,111,225	60,700
Expires 12/16/22, Strike Price $2,200	3	666,735	45,120
MSCI Emerging Markets Index-MXEF US
Expires 03/18/22, Strike Price $1,250	6	724,939	28,410
Expires 06/17/22, Strike Price $1,250	9	1,087,409	69,930
Expires 09/15/22, Strike Price $1,150	4	483,293	25,560
Expires 09/15/22, Strike Price $1,200	10	1,208,232	82,300
Expires 12/15/22, Strike Price $1,200	3	362,469	32,520
Total Purchased Options
(Cost $550,429)			478,400

	Shares	Value
Short-Term Investment (29.36%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(b)(c)	1,563,732	$1,563,732

Total Short-Term Investment
(Cost $1,563,732)		1,563,732

Total Investments (124.71%)
(Cost $7,610,134)		$6,641,753

Liabilities Less Other Assets (-24.71%)		(1,316,113)

Net Assets (100.00%)		$5,325,640
Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $1,528,859.
(b)	Rate shown is the 7-day effective yield as of January 31, 2022.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $1,563,732.

Currency Abbreviations:

COP — Colombian Peso

TRY— Turkish Lira

Cambria Global Tail Risk ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$3,859,761	$–	$–	$3,859,761
Sovereign Debt	–	739,860	–	739,860
Short-Term Investment	1,563,732	–	–	1,563,732
Total	$5,423,493	$739,860	$–	$6,163,353
Other Financial Instruments
Purchased Options	$478,400	$–	$–	$478,400
Total	$478,400	$–	$–	$478,400

As of January 31, 2022, all of the Fund's investments in securities were considered Level 1 or Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Emerging Shareholder Yield ETF
Materials	26.39%
Information Technology	24.00%
Industrials	14.11%
Energy	9.83%
Consumer Discretionary	9.43%
Financials	7.78%
Utilities	3.10%
Consumer Staples	1.59%
Real Estate	1.42%
Communication Services	1.04%
Other	0.74%
Health Care	0.57%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Emerging Shareholder Yield ETF

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (99.50%)
Australia (1.64%)
BHP Group, Ltd.(a)	48,708	$1,551,494

Brazil (0.77%)
Camil Alimentos SA	432,000	733,817

China (16.49%)
Anhui Conch Cement Co., Ltd., Class H	108,000	569,292
Bank of Communications Co., Ltd., Class H	1,080,000	723,043
China Hongqiao Group, Ltd.	718,200	801,372
China Lilang, Ltd.	1,080,000	612,232
China Medical System Holdings, Ltd.	324,000	539,373
China Petroleum & Chemical Corp., ADR	10,575	550,957
China Sanjiang Fine Chemicals Co., Ltd.(b)	2,014,200	599,322
China Shenhua Energy Co., Ltd., Class H	378,000	924,996
Fufeng Group, Ltd.	1,512,000	552,671
Greatview Aseptic Packaging Co., Ltd.	1,512,000	581,758

	Shares	Value
China (continued)
Greenland Hong Kong Holdings, Ltd.(b)	2,322,000	$455,642
Greentown Management Holdings Co., Ltd.(b)(c)	1,890,000	1,490,756
JNBY Design, Ltd.	513,000	756,632
Lonking Holdings, Ltd.	2,322,000	676,017
Qingdao Port International Co., Ltd., Class H(c)	1,080,000	584,529
Shenzhen Expressway Corp., Ltd., Class H	756,000	747,560
Sinopec Shanghai Petrochemical Co., Ltd., ADR	18,532	423,827
Sinotruk Hong Kong, Ltd.	405,000	599,419
Tianneng Power International, Ltd.(b)	324,000	333,265
Xinte Energy Co., Ltd.(b)	345,600	634,726
Yankuang Energy Group Co., Ltd., Class H	864,000	1,821,735
Zhejiang Expressway Co., Ltd., Class H	756,000	647,691
		15,626,815
Colombia (0.74%)
Banco De Bogota Sa	35,910	697,773

Czech Republic (1.04%)
O2 Czech Republic AS	79,434	982,858

India (11.89%)
Cosmo Films, Ltd.	47,412	1,088,877
GHCL, Ltd.	156,816	913,398
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	158,760	999,397
HSIL, Ltd.	381,456	1,575,204
LG Balakrishnan & Bros, Ltd.	119,340	1,084,211
Oil & Natural Gas Corp., Ltd.	475,956	1,100,874
Polyplex Corp., Ltd.	65,718	1,620,086
Redington India, Ltd.	647,244	1,405,987
Vedanta, Ltd.	343,710	1,481,975
		11,270,009
Russia (13.33%)
Alrosa PJSC	484,920	707,739
Beluga Group PJSC	18,306	764,509
Federal Grid Co. Unified Energy System PJSC	295,380,000	545,561
Gazprom Neft PJSC	200,880	1,300,108
Gazprom PJSC	380,700	1,630,789
Inter RAO UES PJSC	9,936,000	496,454

	Shares	Value
Russia (continued)
LUKOIL PJSC	15,444	$1,364,597
Magnitogorsk Iron & Steel Works PJSC	1,404,000	1,106,035
Novolipetsk Steel PJSC	412,560	1,135,726
OGK-2 PJSC	84,780,000	648,460
Sberbank of Russia PJSC	248,940	851,875
Severstal PAO	76,680	1,489,081
Unipro PJSC	19,116,000	596,527
		12,637,461
South Africa (11.01%)
AECI, Ltd.	148,986	1,104,357
African Rainbow Minerals, Ltd.	136,728	2,026,457
Exxaro Resources, Ltd.	53,406	577,007
Investec PLC	176,688	1,016,330
Investec, Ltd.	173,664	979,840
Kumba Iron Ore, Ltd.	26,676	938,416
Motus Holdings, Ltd.	171,342	1,304,295
Reunert, Ltd.	309,896	962,956
Truworths International, Ltd.	412,084	1,529,295
		10,438,953
South Korea (8.17%)
Chungdahm Learning, Inc.	37,530	1,008,687
Hanmi Semiconductor Co., Ltd.	61,776	1,890,945
Huchems Fine Chemical Corp.	56,322	981,138
Iones Co., Ltd.(a)	123,120	1,000,893
Meritz Fire & Marine Insurance Co., Ltd.	34,560	1,314,455
Motonic Corp.	78,678	591,309
SSANGYONG C&E Co., Ltd.	151,525	959,051
		7,746,478
Taiwan (25.97%)
ASROCK, Inc.	216,000	1,786,151
Asustek Computer, Inc.	54,000	697,958
Catcher Technology Co., Ltd.	108,000	599,914
Chenbro Micom Co., Ltd.	324,000	969,181
Chicony Electronics Co., Ltd.	270,000	859,100
CyberPower Systems, Inc.	162,000	399,554
Dimerco Express Corp.	466,560	1,613,686
Generalplus Technology, Inc.	378,000	816,776
Gigabyte Technology Co., Ltd.	162,000	800,856
Global Mixed Mode Technology, Inc.	162,000	1,339,613
Holy Stone Enterprise Co., Ltd.	270,000	1,121,198
Huaku Development Co., Ltd.	270,000	883,368
ITE Technology, Inc.	345,600	1,240,054
Micro-Star International Co., Ltd.	178,200	967,434
Nantex Industry Co., Ltd.	378,000	1,137,506

	Shares	Value
Taiwan (continued)
Nishoku Technology, Inc.	270,000	$820,270
O-TA Precision Industry Co., Ltd.	162,000	844,539
Radiant Opto-Electronics Corp.	216,000	788,236
Sea Sonic Electronics Co., Ltd.	340,200	923,459
Sunonwealth Electric Machine Industry Co., Ltd.	378,000	574,869
Systex Corp.	270,000	821,241
TA-I Technology Co., Ltd.	378,000	819,494
Thinking Electronic Industrial Co., Ltd.	162,000	835,802
Topco Scientific Co., Ltd.	216,000	1,281,369
Transcend Information, Inc.	270,000	678,543
Tripod Technology Corp.	216,000	994,032
		24,614,203
Thailand (0.78%)
Tisco Financial Group PLC	248,400	736,732

Turkey (7.67%)
Aksa Akrilik Kimya Sanayii AS	400,140	962,481
Dogus Otomotiv Servis ve Ticaret AS	268,920	962,199
Enerjisa Enerji AS(c)	572,886	634,808
Enka Insaat ve Sanayi AS	763,668	897,809
Eregli Demir ve Celik Fabrikalari TAS	559,602	1,146,070
Is Yatirim Menkul Degerler AS	1,103,814	1,718,669
Iskenderun Demir ve Celik AS	569,808	953,084
		7,275,120

Total Common Stocks
(Cost $88,592,518)		94,311,713

	Shares	Value
Short-Term Investment (1.17%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(d)(e)	1,109,453	$1,109,453

Total Short-Term Investment
(Cost $1,109,453)		1,109,453

Total Investments (100.67%)
(Cost $89,701,971)		$95,421,166

Liabilities Less Other Assets (-0.67%)		(639,696)

Net Assets (100.00%)		$94,781,470
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $978,456.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, the fair value of securities restricted under Rule 144A in the aggregate was $2,710,093, representing 2.86% of net assets.
(d)	Rate shown is the 7-day effective yield as of January 31, 2022.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $1,109,453.

As of January 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Tail Risk ETF
U.S. Treasury Obligations	92.00%
Purchased Options	8.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Tail Risk ETF

Schedule of Investments

January 31, 2022 (Unaudited)

	Face Amount	Value
U.S. Treasury Obligations (89.63%)
U.S. Treasury Bond 0.625%, 5/15/2030	$368,380,000	$336,420,088
United States Treasury Inflation Indexed Bonds 0.125%, 7/15/2030	21,066,875	22,883,345
		359,303,433

Total U.S. Treasury Obligations
(Cost $375,262,699)		359,303,433

	Contracts	Notional Amount	Value
Purchased Options (7.80%)
Put Options
S&P 500® Index
Expires 03/17/22, Strike Price $4,100	59	$26,641,745	$256,060
Expires 06/16/22, Strike Price $4,100	343	154,883,365	4,186,315
Expires 09/15/22, Strike Price $4,100	495	223,519,725	9,041,175
Expires 12/15/22, Strike Price $4,000	62	27,996,410	1,291,150
Expires 12/15/22, Strike Price $4,200	321	144,949,155	8,374,890

	Contracts	Notional Amount	Value
Purchased Options (continued)
Expires 03/16/23, Strike Price $4,400	222	$100,245,210	$8,106,330
Total Purchased Options
(Cost $36,035,041)			31,255,920

Total Investments (97.43%)
(Cost $411,297,740)			$390,559,353

Other Assets Less Liabilities (2.57%)			10,296,947

Net Assets (100.00%)			$400,856,300
Percentages based on Net Assets.

Cambria Tail Risk ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$359,303,433	$–	$359,303,433
Total	$–	$359,303,433	$–	$359,303,433
Other Financial Instruments
Purchased Options	$31,255,920	$–	$–	$31,255,920
Total	$31,255,920	$–	$–	$31,255,920

For the period ended January 31, 2022 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Trinity ETF

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Value
Exchange Traded Funds (97.15%)
Global (18.32%)
Alternative ETF (0.95%)
iMGP DBi Managed Futures Strategy ETF	16,774	$434,447

Commodity ETF (5.76%)
Invesco DB Base Metals Fund(a)	60,010	1,372,429
Invesco DB Energy Fund(a)	65,586	1,277,615
		2,650,044
Equity ETF (11.61%)
Alpha Architect Value Momentum Trend ETF	33,383	833,573
Cambria Global Real Estate ETF(b)	80,634	2,462,506
Cambria Global Value ETF	87,969	2,046,159
		5,342,238
International (16.73%)
Equity ETF (11.55%)
Cambria Emerging Shareholder Yield ETF(b)	53,754	1,928,693
Cambria Foreign Shareholder Yield ETF	122,579	3,383,144
		5,311,837
Fixed Income ETF (5.18%)
SPDR® FTSE International Government Inflation-Protected Bond ETF	16,048	857,766
VanEck J. P. Morgan EM Local Currency Bond ETF	53,176	1,526,151
		2,383,917
North America (9.39%)
Commodity ETF (2.90%)
iShares® Global Energy ETF	41,582	1,332,287

	Shares	Value
Equity ETF (6.49%)
iShares® Global Financials ETF	14,178	$1,152,955
iShares® Residential and Multisector Real Estate ETF	11,696	1,085,740
Invesco DB Agriculture Fund(a)	37,026	747,555
		2,986,250
United States (52.71%)
Alternative ETF (5.86%)
First Trust Managed Futures Strategy Fund	25,901	1,178,602
WisdomTree Managed Futures Strategy Fund	43,508	1,518,429
		2,697,031
Commodity ETF (5.51%)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF(b)	167,268	2,535,783

Equity ETF (27.23%)
Cambria Shareholder Yield ETF(b)	92,734	5,807,003
Cambria Value and Momentum ETF(b)	223,059	5,498,404
Vanguard® Small-Cap Value ETF(b)	7,140	1,220,654
		12,526,061
Fixed Income ETF (14.11%)
Schwab US TIPS Bond ETF	13,093	806,922
Vanguard® Intermediate-Term Government Bond ETF(b)	53,244	3,483,222
Vanguard® Total Bond Market ETF	26,504	2,199,832
		6,489,976

Total Exchange Traded Funds
(Cost $41,815,028)		44,689,871

	Shares	Value
Short-Term Investment (4.68%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	2,150,710	$2,150,710

Total Short-Term Investment
(Cost $2,150,710)		2,150,710

Total Investments (101.83%)
(Cost $43,965,738)		$46,840,581

Liabilities Less Other Assets (-1.83%)		(838,408)

Net Assets (100.00%)		$46,002,173
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $2,124,290.
(c)	Rate shown is the 7-day effective yield as of January 31, 2022.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $2,150,710.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies for the nine months ended January 31, 2022 are as follows:

Security Name	Value at April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income
Cambria Emerging Shareholder Yield ETF	$3,257,557	$304,959	$(1,286,451)	$(480,313)	$132,940	$1,928,693	53,754	$188,189
Cambria Foreign Shareholder Yield ETF	3,213,038	403,473	(193,256)	(66,466)	26,356	3,383,144	122,579	138,354
Cambria Global Real Estate ETF	1,490,084	1,258,741	(153,944)	(159,850)	27,475	2,462,506	80,634	222,547
Cambria Global Value ETF	2,586,481	289,712	(837,563)	56,769	(49,238)	2,046,159	87,969	72,516
Cambria Shareholder Yield ETF	5,459,364	705,693	(346,165)	(159,401)	147,512	5,807,003	92,734	117,831
Cambria Value and Momentum ETF	3,689,825	1,945,307	(328,630)	128,134	63,768	5,498,404	223,059	54,294
	$19,696,349	$4,907,885	$(3,146,009)	$(681,127)	$348,813	$21,125,909	660,729	$793,731

As of January 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Cannabis ETF
Consumer Staples	43.77%
Health Care	36.13%
Real Estate	11.02%
Materials	6.56%
Consumer Discretionary	2.52%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Cannabis ETF

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (95.55%)
Consumer Discretionary (2.41%)
Greenlane Holdings, Inc., Class A(a)(b)	417,800	$318,238
GrowGeneration Corp.(a)	28,360	239,359
		557,597
Consumer Staples (41.82%)
Altria Group, Inc.	20,000	1,017,600
British American Tobacco PLC	32,320	1,375,083
Constellation Brands, Inc., Class A	8,052	1,914,363
Imperial Brands PLC	53,920	1,270,135
Neptune Wellness Solutions, Inc.(a)(b)	446,680	140,794
NewAge, Inc.(a)	310,760	232,915
Philip Morris International, Inc.	11,520	1,184,832
Turning Point Brands, Inc.	28,080	989,258
Universal Corp.	15,040	818,627
Village Farms International, Inc.(a)(b)	140,320	728,261
		9,671,868
Health Care (34.53%)
Arena Pharmaceuticals, Inc.(a)	23,160	2,130,257
Aurora Cannabis, Inc.(a)(b)	82,413	342,838
Canopy Growth Corp.(a)(b)	70,400	566,016
cbdMD, Inc.(a)(b)	181,488	188,748
Charlottes Web Holdings, Inc.(a)(b)	267,809	275,994
Cronos Group, Inc.(a)(b)	130,120	480,143
HEXO Corp.(a)(b)	113,659	63,649
Jazz Pharmaceuticals PLC(a)	8,797	1,221,991
MediPharm Labs Corp.(a)	616,080	99,356
Organigram Holdings, Inc.(a)(b)	329,200	497,238
Tilray Brands, Inc.(a)(b)	294,718	1,756,519
Valens Co., Inc.(a)(b)	187,640	361,655
		7,984,404

	Shares	Value
Materials (6.26%)
Scotts Miracle-Gro Co.	9,580	$1,448,496

Real Estate (10.53%)
Innovative Industrial Properties, Inc.	12,286	2,434,962

Total Common Stocks
(Cost $35,354,177)		22,097,327

	Shares	Value
Short-Term Investment (25.24%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)(e)	5,837,612	$5,837,612

Total Short-Term Investment
(Cost $5,837,612)		5,837,612

Total Investments (120.79%)
(Cost $41,191,789)		$27,934,939

Liabilities Less Other Assets (-20.79%)		(4,808,114)

Net Assets (100.00%)		$23,126,825
Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $3,668,739.
(c)	Rate shown is the 7-day effective yield as of January 31, 2022.
(d)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $5,837,612.

Investment Abbreviations:

ADR - American Depository Receipt

PLC - Public Limited Company

As of January 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Real Estate ETF
Real Estate	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Real Estate ETF

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (93.61%)(a)
Canada (14.02%)
Artis Real Estate Investment Trust	30,800	$294,395
Boardwalk Real Estate Investment Trust	7,000	308,052
BTB Real Estate Investment Trust	86,800	272,797
City Office REIT, Inc.	15,400	274,582
Dream Industrial Real Estate Investment Trust	21,000	260,528
H&R Real Estate Investment Trust	22,400	227,674
Nexus Real Estate Investment Trust	26,600	249,019
Plaza Retail REIT	75,600	277,742
RioCan Real Estate Investment Trust	15,400	268,105
Slate Office REIT(b)	70,000	276,993
SmartCentres Real Estate Investment Trust	11,200	270,848
		2,980,735
Great Britain (1.35%)
AEW UK REIT PLC	184,408	287,692

Guernsey (1.48%)
BMO Commercial Property Trust, Ltd.	203,966	314,364

Hong Kong (2.51%)
Prosperity REIT(c)	686,000	266,585
Sunlight Real Estate Investment Trust	490,000	266,460
		533,045
Japan (1.07%)
Japan Prime Realty Investment Corp.	70	228,102

Mexico (1.33%)
Concentradora Fibra Danhos SA de CV	261,800	282,386

	Shares	Value
Netherlands (2.94%)
Eurocommercial Properties NV	13,482	$325,039
Wereldhave NV	19,572	299,477
		624,516
Singapore (3.70%)
AIMS APAC REIT	259,000	266,486
ARA LOGOS Logistics Trust	418,600	255,631
SPH REIT(c)	371,000	263,637
		785,754
South Africa (6.51%)
Fairvest, Ltd.	1,075,186	244,837
Hyprop Investments, Ltd.	123,914	289,106
Resilient REIT, Ltd.	75,740	296,751
SA Corporate Real Estate, Ltd.	1,965,880	305,690
Vukile Property Fund, Ltd.	321,916	247,773
		1,384,157
Thailand (0.99%)
Hemaraj Leasehold REIT	795,200	210,174

Turkey (1.61%)
Yeni Gimat Gayrimenkul Ortakligi AS	215,334	342,071

United States (56.10%)
Alpine Income Property Trust, Inc.	14,000	275,800
American Finance Trust, Inc.	32,200	265,972
American Homes 4 Rent, Class A	7,000	273,910
AvalonBay Communities, Inc.	1,400	341,922
Bluerock Residential Growth REIT, Inc.	18,200	483,210
Brandywine Realty Trust	19,600	252,056
Brixmor Property Group, Inc.	11,200	284,032
Broadstone Net Lease, Inc.	11,200	258,832
Camden Property Trust	1,400	224,126
Cedar Realty Trust, Inc.	12,600	300,006
Cousins Properties, Inc.	7,000	269,920
CubeSmart	5,600	284,144
Duke Realty Corp.	4,200	242,676
Equity Residential	2,800	248,444
Extra Space Storage, Inc.	1,400	277,466
First Industrial Realty Trust, Inc.	4,200	255,276
Getty Realty Corp.	8,400	249,228
Highwoods Properties, Inc.	5,600	241,472
Industrial Logistics Properties Trust	11,200	256,816
Kimco Realty Corp.	11,200	271,712
Kite Realty Group Trust	12,600	263,088
Life Storage, Inc.	1,400	188,930
LXP Industrial Trust	18,200	270,998
Mid-America Apartment Communities, Inc.	1,400	289,352
National Retail Properties, Inc.	5,600	248,528

	Shares	Value
United States (continued)
National Storage Affiliates Trust	4,200	$258,552
One Liberty Properties, Inc.	8,400	256,200
Orion Office REIT, Inc.(c)	1	10
Paramount Group, Inc.	30,800	267,652
Piedmont Office Realty Trust, Inc., Class A	14,000	248,640
Plymouth Industrial REIT, Inc.	8,400	241,500
Preferred Apartment Communities, Inc.	19,600	326,928
PS Business Parks, Inc.	1,400	233,744
Realty Income Corp.	4,200	291,522
Retail Opportunity Investments Corp.	14,000	259,420
Retail Value, Inc.	43,400	136,710
RPT Realty	19,600	247,352
Saul Centers, Inc.	5,600	276,528
SITE Centers Corp.	16,800	248,808
Spirit Realty Capital, Inc.	5,600	265,776
STAG Industrial, Inc.	5,600	239,288
Tanger Factory Outlet Centers, Inc.(b)	12,600	214,326
UMH Properties, Inc.	11,200	264,320
Urstadt Biddle Properties, Inc., Class A	14,000	275,660
VICI Properties, Inc.(b)	9,800	280,476
Washington Real Estate Investment Trust	11,200	275,744
		11,927,072

Total Common Stocks (Cost $19,378,325)		19,900,068

	Shares	Value
Short-Term Investment (2.43%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(d)(e)	517,622	$517,622

Total Short-Term Investment
(Cost $517,622)		517,622

Total Investments (96.04%)
(Cost $19,895,947)		$20,417,690

Other Assets Less Liabilities (3.96%)		841,045

Net Assets (100.00%)		$21,258,735
Percentages based on Net Assets.

(a)	Real Estate Investment Trust.
(b)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $507,583.
(c)	Non-income producing security.
(d)	Rate shown is the 7-day effective yield as of January 31, 2022.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2022 was $517,622.

As of January 31, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.